Financial instruments - Additional Information (Detail) - GBP (£)			12 Months Ended
	Jan. 07, 2021	Dec. 17, 2020	Dec. 31, 2021	Feb. 01, 2019
USD Euro Japanese Yen And Reminibi [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of the groups revenue involving certain currencies			90.00%
Percentage of the groups cash flows involving certain currencies			90.00%
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of certainity to be attained			90.00%
Period within which cash flows are expected to occur			18 months
Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Long term debt term	3 years
Borrowings date of maturity	31 January 2024
Debt instrument face value				£ 200,000,000
Extension Of Maturity Date [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Long term debt extension period		2 years